Fair Value Measurements - Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation (Detail) (Contingent consideration [Member], USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Contingent consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, Beginning	$ 4,025,000	$ 6,200,000
Increase related to accounting for acquisitions		650,000	7,100,000
Change in fair value	(195,000)	(2,825,000)	(900,000)
Balance, Ending	$ 3,830,000	$ 4,025,000	$ 6,200,000